UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2012 Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                 Value ($)
                                                                                    ---------------------------------------


Common Stocks 31.5%
Consumer Discretionary 3.4%
Media 1.7%
Comcast Corp. "A"*                                                                          9,300                  270,072
Interpublic Group of Companies, Inc.*                                                      14,800                  181,448
Time Warner, Inc.*                                                                         29,700                  494,208
Viacom, Inc. "B"                                                                           10,370                  378,401
                                                                                                                ----------
                                                                                                                 1,324,129

Multiline Retail 0.7%
Dollar General Corp.                                                                        8,000                  154,000
Target Corp.                                                                                8,000                  400,160
                                                                                                                ----------
                                                                                                                   554,160

Specialty Retail 1.0%
Sherwin-Williams Co.                                                                        4,600                  196,512
Staples, Inc.                                                                              12,800                  380,672
The Gap, Inc.                                                                              12,500                  249,750
                                                                                                                ----------
                                                                                                                   826,934

Consumer Staples 2.5%
Beverages 0.8%
Anheuser-Busch Companies, Inc.                                                              2,700                  134,865
PepsiCo, Inc.                                                                               6,450                  319,791
The Coca-Cola Co.                                                                           4,000                  162,640
                                                                                                                ----------
                                                                                                                   617,296

Food & Drug Retailing 0.7%
Safeway, Inc.*                                                                              7,200                  131,328
Wal-Mart Stores, Inc.                                                                       6,800                  366,656
                                                                                                                ----------
                                                                                                                   497,984

Food Products 0.5%
Dean Foods Co.*                                                                             2,900                   86,565
General Mills, Inc.                                                                         2,800                  123,900
Hershey Foods Corp.                                                                         3,900                  197,691
                                                                                                                ----------
                                                                                                                   408,156

Personal Products 0.3%
Avon Products, Inc.                                                                         6,300                  249,165
                                                                                                                ----------
Tobacco 0.2%
Altria Group, Inc.                                                                          3,600                  174,456
                                                                                                                ----------
Energy 2.4%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.                                                                          5,300                  226,999
                                                                                                                ----------
Oil & Gas 2.1%
ChevronTexaco Corp.                                                                         6,200                  328,972
Devon Energy Corp.                                                                          2,600                  192,322
ExxonMobil Corp.                                                                           22,924                1,128,319
                                                                                                                ----------
                                                                                                                 1,649,613

Financials 5.8%
Banks 1.6%
Bank of America Corp.                                                                      13,000                  582,270
US Bancorp.                                                                                 7,000                  200,270
Wachovia Corp.                                                                              8,800                  433,048
                                                                                                                ----------
                                                                                                                 1,215,588

Capital Markets 1.1%
Lehman Brothers Holdings, Inc.                                                              4,100                  336,815
Morgan Stanley                                                                             10,700                  546,663
                                                                                                                ----------
                                                                                                                   883,478

Diversified Financial Services 1.7%
Citigroup, Inc.                                                                            18,433                  817,872
Fannie Mae                                                                                  2,700                  189,405
JPMorgan Chase & Co.                                                                        8,100                  312,660
                                                                                                                ----------
                                                                                                                 1,319,937

Insurance 1.4%
Ambac Financial Group, Inc.                                                                 3,000                  234,180
American International Group, Inc.                                                          6,625                  402,204
Hartford Financial Services Group, Inc.                                                     3,900                  228,072
MetLife, Inc.                                                                               7,000                  268,450
                                                                                                                ----------
                                                                                                                 1,132,906

Health Care 3.9%
Biotechnology 0.5%
Amgen, Inc.*                                                                                6,900                  391,920
                                                                                                                ----------
Health Care Equipment & Supplies 0.7%
Biomet, Inc.                                                                                7,000                  326,760
Guidant Corp.                                                                               3,200                  213,184
                                                                                                                ----------
                                                                                                                   539,944

Health Care Providers & Services 0.4%
Anthem, Inc.*                                                                               1,700                  136,680
Caremark Rx, Inc.*                                                                          6,800                  203,796
                                                                                                                ----------
                                                                                                                   340,476

Pharmaceuticals 2.3%
Allergan, Inc.                                                                              3,000                  214,680
Eli Lilly & Co.                                                                             2,800                  153,748
Johnson & Johnson                                                                           9,288                  542,233
Pfizer, Inc.                                                                               25,150                  728,093
Wyeth                                                                                       3,500                  138,775
                                                                                                                ----------
                                                                                                                 1,777,529

Industrials 4.3%
Aerospace & Defense 1.1%
Honeywell International, Inc.                                                              10,800                  363,744
United Technologies Corp.                                                                   5,500                  510,510
                                                                                                                ----------
                                                                                                                   874,254

Industrial Conglomerates 2.2%
3M Co.                                                                                      3,800                  294,766
General Electric Co.                                                                       30,200                1,030,424
Tyco International Ltd.                                                                    11,900                  370,685
                                                                                                                ----------
                                                                                                                 1,695,875

Machinery 1.0%
Deere & Co.                                                                                 4,700                  280,966
Parker-Hannifin Corp.                                                                       7,200                  508,536
                                                                                                                ----------
                                                                                                                   789,502

Information Technology 5.8%
Communications Equipment 1.0%
Cisco Systems, Inc.*                                                                       28,100                  539,801
Motorola, Inc.                                                                             13,500                  233,010
                                                                                                                ----------
                                                                                                                   772,811

Computers & Peripherals 1.3%
Dell, Inc.*                                                                                 9,000                  315,540
EMC Corp.*                                                                                 26,700                  343,629
International Business Machines Corp.                                                       4,400                  394,900
                                                                                                                ----------
                                                                                                                 1,054,069

Internet Software & Services 0.3%
Yahoo!, Inc.*                                                                               5,600                  202,664
                                                                                                                ----------
IT Consulting & Services 0.2%
Accenture Ltd. "A"*                                                                         8,300                  200,943
                                                                                                                ----------
Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.*                                                                               7,500                  170,475
Analog Devices, Inc.                                                                        4,000                  161,040
Texas Instruments, Inc.                                                                    11,500                  281,175
                                                                                                                ----------
                                                                                                                   612,690

Software 2.2%
Microsoft Corp.                                                                            35,500                  993,645
Oracle Corp.*                                                                              30,800                  389,928
Symantec Corp.*                                                                             3,400                  193,596
VERITAS Software Corp.*                                                                     6,200                  135,656
                                                                                                                ----------
                                                                                                                 1,712,825

Materials 1.2%
Chemicals 0.6%
E.I. du Pont de Nemours & Co.                                                               4,700                  201,489
Monsanto Co.                                                                                6,300                  269,325
                                                                                                                ----------
                                                                                                                   470,814

Metals & Mining 0.3%
Alcoa, Inc.                                                                                 6,200                  201,500
                                                                                                                ----------
Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                       7,300                  252,507
                                                                                                                ----------
Telecommunication Services 1.0%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                3,700                  203,241
Sprint Corp.                                                                                9,000                  188,550
Verizon Communications, Inc.                                                                9,100                  355,810
                                                                                                                ----------
                                                                                                                   747,601

Utilities 1.2%
Electric Utilities
Entergy Corp.                                                                               3,400                  222,224
Exelon Corp.                                                                                9,300                  368,466
PG&E Corp.*                                                                                 6,800                  217,872
TXU Corp.                                                                                   2,500                  153,050
                                                                                                                ----------
                                                                                                                   961,612


Total Common Stocks (Cost $19,943,362)                                                                          24,680,337
                                                                                                                ----------
                                                                                        Principal
                                                                                        Amount ($)               Value ($)
                                                                                        ----------               ---------

US Government Backed 68.2%

US Treasury STRIPs, Principal Only, 3.919%**, 2/15/2012
(Cost $48,436,383)                                                                     71,005,000               53,505,818

                                                                                           Shares                 Value ($)
                                                                                           ------                 ---------

Cash Equivalents 0.6%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $485,289)                                                                           485,289                  485,289
                                                                                                                ----------

                                                                                             % of
                                                                                          Net Assets             Value ($)
                                                                                          ----------             ---------

Total Investment Portfolio  (Cost $68,865,034)                                              100.3               78,671,444
Other Assets and Liabilities, Net                                                            -0.3                 -235,963
                                                                                                               -----------
Net Assets                                                                                  100.0               78,435,481
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2012 Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2012 Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004